GENERAL	12 Months Ended
Dec. 31, 2021
GENERAL
GENERAL

NOTE 1:-     GENERAL

a.	Business overview:

AudioCodes Ltd. (the “Company”) and its subsidiaries (together with the Company, the “Group”) is a leading vendor of advanced communication, software, products and productivity solutions for the digital workplace. The Company’s products are deployed on-premises or delivered from the cloud. Providing software communications, cloud-based platforms, customer premise equipment and software applications, the Company’s solutions and products are geared to meet the growing needs of enterprises and service providers realigning their operations towards the transition to all-IP networks and hosted unified communications and collaboration business services. In addition, the Company offers a complete suite of professional and managed services that allow the Company’s partners and customers to choose a service packages (or complement their own offering) from a modular portfolio of professional services.

The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America, Australia and Israel.

b.

The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there are a limited number of manufacturers of these particular components, management believes that other suppliers could provide similar components on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could adversely affect the operating results and financial position of the Group.

c.

During the years ended December 31, 2021, 2020 and 2019, the Group had a major customer which accounted for 15.4%, 13.0% and 13.5%, respectively, of total revenues in those years. In addition, during the years ended December 31, 2021, 2020 and 2019, the Group had an additional major customer which accounted for 10.9%, 13.5% and 16.0%, respectively, of total revenues in those years. No other customer accounted for more than 10% of the Group’s revenues in those periods.

d.	COVID- 19:

On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic. The spread of COVID-19, including its highly contagious variants and sub-lineages, continues to present significant challenges and risks to businesses around the world. Governmental authorities of many countries, including Israel and the United States, have implemented, and may continue to implement, significant measures to control the spread of COVID-19, including temporary closure of businesses, severe restrictions on travel and the movement of people, and other material limitations on the conduct of businesses. In response to the COVID-19 pandemic, the Group previously implemented remote working and workplace protocols for its employees in Israel in accordance with Israeli Ministry of Health requirements and similar arrangements in other countries in which the Group operates.

NOTE 1:-     GENERAL (Cont.)

The ongoing developments and fluidity of the COVID-19 pandemic, and its material and adverse impact on the global economy at large, has restricted the Group’s ability to definitively predict how the COVID-19 pandemic will impact the Group’s business and operations in the near- and long-term. The latest governmental responses to the COVID-19 pandemic, as well as alterations and extensions of such approaches, could continue to result in volatile and uncertain economic conditions. The extent of the impact of the COVID-19 pandemic on the Group’s business and results of operations will depend on future developments, which are highly uncertain at this time. Such developments include, but are not limited to, the duration and severity, and the effects of subsequent waves and variants, of COVID-19 across the globe, the timing, pace and effectiveness of vaccination rollouts in the countries in which the Group operates, delays and impediments to the Group’s supply chain and ability to continue to manufacture products, and ongoing restrictions on the Group’s business and personnel that may be implemented by governmental rules and regulations in an attempt to prevent the spread of COVID-19 and its highly contagious and new variants.

While the Group’s management has previously managed, and will continue to actively manage, the business in an attempt to mitigate the impacts of the COVID-19 pandemic (including implementing recommendations and orders issued by government and public health authorities in the regions where the Group operates), the Group cannot at this time estimate the duration or full magnitude that the COVID-19 pandemic will have on the Group’s business, results of operations and financial condition.

e.	Acquisition of Callverso Ltd. (“Callverso”):

On November 10, 2021, the Company entered into a share purchase agreement, pursuant to which the Company acquired 100% of the outstanding shares of Callverso, a leading Israeli developer and provider of conversational AI solutions for contact centers. Following the transaction, Callverso became a wholly-owned subsidiary of the Company.

On December 22, 2021, a merger agreement was signed between the Company and Callverso in connection with an internal restructuring. The merger was made effective as of January 1, 2022. (See also Note 3).

f.	Ongoing Conflict in Ukraine:

In February 2022, Russia launched a large-scale invasion of Ukraine, and, as of the date of issuance of these financial statements, Russia and Ukraine continue to engage in active and armed conflict. Such conflict has resulted, and will likely continue to result in, significant destruction of Ukraine’s infrastructure and substantial casualties amongst military personnel and civilians. As a result of Russia’s invasion of Ukraine, the governments of several nations have implemented commercial and economic sanctions against Russia (as well as certain banks, companies, government officials, and other individuals in Russia and Belarus). In March 2022, Israel’s Foreign Minister, Mr. Yair Lapid indicated that Israel would not function as a route to bypass sanctions imposed on Russia by the United States and other western countries, and Israeli banks have elected to sever relationships with sanctioned Russian banks.

While it is not possible to predict or determine the ultimate consequences and impact of the conflict in Ukraine, such conflict could result in, among other things, significant regional instability and geopolitical shifts, and material and adverse effects on global macroeconomic conditions, financial markets, exchange rates and supply chains. To the extent negotiations between Russia and Ukraine are ultimately unsuccessful, the conflict in Ukraine could have a lasting impact in the near- and long-term on the financial condition, business and operations of the Group’s business (and the businesses of the counterparties with who the Group engages), and the global economy at large.